SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY

17. SHAREHOLDERS’ EQUITY

Ordinary shares

On January 20, 2011, the Company issued one share of ordinary share with par value of US$1.00 to VODone in connection with the incorporation of the Company.

On August 22, 2011, the Company restructured its share capital to increase the authorized capital to 1,000,000 ordinary shares with a per share par value of US$1.00 from 50,000 ordinary shares with a per share par value of US$1.00. In addition, on August 22, 2011, each of the existing issued and authorized ordinary shares of US$1.00 per share each was divided into 1,000 ordinary shares of US$0.001 per share each.

On August 23, 2011, the Company effected a 2,500,000 ordinary shares rights offering to its existing shareholder, VODone, for a subscription price of US$0.001 per ordinary share. Since the ordinary shares were issued for nominal consideration, the offering contains a bonus element that is accounted for similar to a stock dividend in accordance with ASC 260. In addition, as more fully described in Note 1, pursuant to a legal reorganization of entities under common control on August 23, 2011, the Company issued 209,999,000 new ordinary shares to Dragon Joyce, OWX Holding and Action King to acquire their equity interests in the Dragon Joyce Group, the OWX Group and the 3GUU Group, respectively.

Upon the completion of the Listing on September 25, 2012, the Company’s ordinary shares were converted into 113,112,458 Class A ordinary shares and 189,617,092 Class B ordinary shares. The Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 750,000,000 Class A and 250,000,000 Class B ordinary shares, respectively, at a par value of US$0.001 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each Class B ordinary share is entitled to five votes per share and is convertible into one Class A ordinary share at any time by its holder. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. 8,795,864 Class B ordinary shares were converted into Class A ordinary shares during the year ended December 31, 2013.

On August 5, 2013, the Company issued 28,000,000 Class A ordinary shares, at a par value of US$0.001 per share, to Champion Plus Group Limited (“Champion Plus”), a third-party company, at a consideration of US$20,000 in a private placement.

On August 5, 2013, the Company issued 7,000,000 Class A ordinary shares, at a par value of US$0.001 per share, to Grand Synergy Limited, a third-party company, at a consideration of US$5,000 in a private placement. In connection with this private placement, the Company issued 100,000 warrants to Champion Plus as the payment for its service. Each warrant allows Champion Plus to purchase one ADS of the Company at $10.00 per ADS (Note 20 (d)).

On November 29, 2013, the Company issued 14,634,900 Class A ordinary shares, at a par value of US$0.001 per share, to ICBC Credit Suisse Asset Management (International) Company Limited, a third-party company acting as the investment manager for National Council for Social Security Fund, at consideration of US$15,158 in a private placement.

On November 29, 2013, the Company issued 1,232,000 Class A ordinary shares, at a par value of US$0.001 per share, to ICBC Credit Suisse Asset Management Co., Ltd., a third-party company acting as the investment manager for ICBCCS Global China Opportunity Equity Fund, at consideration of US$1,276 in a private placement.

As of December 31, 2012 and 2013, 464,750 and 929,500 RSUs were vested and considered to be issued and outstanding Class A ordinary shares, respectively.

All ordinary share and per share information are adjusted retroactively for the above described change in share capital and ordinary shares rights offering, for all years presented. As of December 31, 2012, 750,000,000 Class A ordinary shares and 250,000,000 Class B ordinary shares were authorized, respectively, and 113,577,208 Class A ordinary shares and 189,617,092 Class B ordinary shares were issued and outstanding, respectively. As of December 31, 2013, 750,000,000 Class A ordinary shares and 250,000,000 Class B ordinary shares were authorized, respectively, and 178,034,362 Class A ordinary shares and 180,821,228 Class B ordinary shares were issued and outstanding, respectively.

The Company did not pay or declare any dividends on ordinary shares in the years ended December 31, 2012 and 2013. On December 8, 2011, the Company’s board of directors declared cash dividend of RMB71,400 to certain shareholders of the Group based on the undistributed retained earnings of the Dragon Joyce Group and the OXW Group and their respective shareholding in these entities at the time of the Reorganization. The payment of dividends in the future will be contingent upon the Group’s revenues and earnings, if any, capital requirements and general financial condition subsequent to the completion of a business combination. The payment of dividends will be subject to the discretion of the Company’s board of directors and subject to the requirements of Cayman Islands’ laws.

Accumulated other comprehensive income (loss)

Changes in the balances of the component of accumulated other comprehensive income (loss) for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Foreign currency translation
	RMB	US$
Balance as of December 31, 2010	(78)	(12)
Other comprehensive loss	(349)	(56)

Balance as of December 31, 2011	(427)	(68)
Other comprehensive income	7	1

Balance as of December 31, 2012	(420)	(67)
Other comprehensive income	542	87

Balance as of December 31, 2013	122	20